                                                                     June, 2002

Dear Shareholder:

    We are pleased to send you the semi-annual report of Spirit of America Investment Fund for the period ended April 30, 2002. The fund produced good results in both total return and dividend income for our investors. Although past earnings cannot be used to predict future results, at a time when the Standard & Poor's Index is falling, Spirit of America Investment Fund has shown very positive returns in 2002.

    The average investor may remain uncertain with the economy and the stock market, however, we believe that Spirit of America should continue to produce solid gains. We have focused our investments in many of the same sectors which brought us success in the past, namely; multi-family apartments, healthcare, and neighborhood or strip shopping centers. It has also been a time for us to re-evaluate other sectors and to take advantage of undervalued opportunities such as office and industrial REITs.

    It should be noted that REITs are still subject to the normal risks associated with the ownership of real estate. These include possible declines in value, environmental problems and changes in interest rates.

    We believe that REITs, and real estate, are still an excellent investment at this time. This is a sector of the economy which has been undervalued in the past and where interest rates now support profitable new financing and refinancing of mortgages and short-term debt.

    While there is no assurance that real estate will continue to prosper for the remainder of this year, these factors indicate that this will create more profitable spreads between rents and operating expenses.

    We thank you for your investment and your confidence in us. Be assured that we will do everything to earn your trust.

                                              Sincerely,

                                              /s/ David Lerner
                                              David Lerner
                                              President

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                    April 30, 2002
--------------------------------------------------------------------------------



                                                       Shares  Market Value
                                                       ------- ------------
    COMMON STOCKS -- 97.47%
    Apartments (REITS) -- 19.68%
    Amli Residential Properties Trust.................   8,300 $   210,820
    Associated Estates Realty Corporation............. 244,600   2,487,582
    Cornerstone Realty Income Trust, Inc.............. 110,600   1,233,190
    Gables Residential Trust..........................  94,800   2,938,800
    Mid-America Apartment Communities, Inc............ 119,000   3,182,060
    Pennsylvania Real Estate Investment Trust.........  94,300   2,423,510
    Post Properties, Inc..............................  94,700   3,218,853
    United Dominion Realty Trust, Inc.................  52,000     868,400
                                                               -----------
                                                                16,563,215
                                                               -----------

    Diversified (REITS) -- 8.07%
    BNP Residential Properties, Inc...................  77,800     949,160
    Colonial Properties Trust.........................  41,900   1,524,322
    Crescent Real Estate Equities Company.............  83,400   1,636,308
    Duke Realty Corporation...........................   4,000     105,200
    FrontLine Capital Group*..........................     640           6
    Hospitality Properties Trust......................   4,000     136,000
    PMC Commerical Trust..............................   2,400      34,272
    Sizeler Property Investors, Inc...................  72,200     721,278
    U.S. Restaurant Properties, Inc................... 120,600   1,685,988
    Vornado Operating, Inc.*..........................     250         313
                                                               -----------
                                                                 6,792,847
                                                               -----------

    Healthcare (REITS) -- 15.08%
    CLC Healthcare, Inc.*.............................     400         304
    Five Star Quality Care, Inc.*.....................   1,353       9,701
    Health Care Property Investors, Inc...............  70,900   2,894,847
    Health Care REIT, Inc............................. 105,900   2,986,380
    Healthcare Realty Trust, Inc......................  91,000   2,757,300
    National Health Investors, Inc....................  15,000     235,500
    National Health Realty, Inc.......................  46,500     795,150
    Nationwide Health Properties, Inc................. 157,100   2,922,060
    OMEGA Healthcare Investors, Inc.*.................   9,000      54,000
    Senior Housing Properties Trust...................   2,700      38,853
                                                               -----------
                                                                12,694,095
                                                               -----------

    Industrial (REITS) -- 5.29%
    Bedford Property Investors, Inc...................  13,000     345,020
    Brandywine Realty Trust...........................  16,000     382,240
    First Industrial Realty Trust, Inc................     900      30,303
    Keystone Property Trust........................... 189,000   2,852,010
    Prime Group Realty Trust*......................... 101,200     845,020
                                                               -----------
                                                                 4,454,593
                                                               -----------

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                    April 30, 2002
--------------------------------------------------------------------------------


                                                       Shares  Market Value
                                                       ------- ------------
    COMMON STOCKS -- continued
    Internet Content -- 0.00% #
    VelocityHSI, Inc.*................................   1,260 $         3
                                                               -----------

    Net Lease (REITS) -- 8.10%
    Commercial Net Lease Realty....................... 198,016   3,007,863
    iStar Financial, Inc..............................  10,000     311,000
    Lexington Corporate Properties Trust.............. 152,200   2,412,370
    RFS Hotel Investors, Inc..........................  71,300   1,082,334
                                                               -----------
                                                                 6,813,567
                                                               -----------

    Office Space (REITS) -- 11.03%
    Corporate Office Properties Trust.................  13,000     175,370
    Glenborough Realty Trust, Inc.....................  93,100   2,090,095
    Highwoods Properties, Inc......................... 109,600   3,081,952
    HRPT Properties Trust............................. 186,600   1,619,688
    Koger Equity......................................  40,000     732,800
    Mack-Cali Realty Corporation......................  48,300   1,584,240
                                                               -----------
                                                                 9,284,145
                                                               -----------

    Regional Malls (REITS) -- 12.13%
    CBL & Associates Properties, Inc..................   4,000     146,400
    Crown American Realty Trust....................... 241,000   2,410,000
    Glimcher Realty Trust............................. 169,450   3,295,802
    Macerich Company, The.............................  78,700   2,309,845
    Mills Corporation, The............................  66,000   1,816,320
    Simon Property Group, Inc.........................   6,000     202,500
    Taubman Centers, Inc..............................   2,000      29,900
                                                               -----------
                                                                10,210,767
                                                               -----------

    Shopping Centers (REITS) -- 15.32%
    Burnham Pacific Properties, Inc...................  11,000      16,940
    Center Trust, Inc.................................  30,000     174,000
    Developers Diversified Realty Corporation.........  67,327   1,487,927
    Federal Realty Investment Trust...................  77,600   2,091,320
    IRT Property Company.............................. 105,700   1,276,856
    JDN Realty Corporation............................  14,000     177,380
    JP Realty, Inc....................................  70,200   1,852,578
    Malan Realty Investors, Inc.*.....................   5,000      24,250
    New Plan Excel Realty Trust....................... 144,510   2,825,170
    Price Legacy Corporation*.........................   2,200       8,250
    Ramco-Gershenson Properties Trust................. 135,100   2,479,085
    Realty Income Corporation.........................  14,000     472,500
                                                               -----------
                                                                12,886,256
                                                               -----------

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                    April 30, 2002
--------------------------------------------------------------------------------


                                                          Shares Market Value
                                                          ------ ------------
  COMMON STOCKS -- continued
  Storage (REITS) -- 2.77%
  Shurgard Storage Centers, Inc., Cl. A..................  4,000 $   141,000
  Sovran Self Storage, Inc............................... 71,100   2,189,880
                                                                 -----------
                                                                   2,330,880
                                                                 -----------
  Total Common Stocks
  (Cost $73,054,028).....................................         82,030,368
                                                                 -----------

  PREFERRED STOCKS -- 0.19%
  Net Lease (REITS) -- 0.19%
  Commercial Net Lease Realty 9% Series A................  6,352     157,339
                                                                 -----------

  Total Preferred Stocks
  (Cost $152,677)........................................            157,339
                                                                 -----------

  Total Investments -- 97.66%
  (Cost $73,206,705**)...................................         82,187,707
  Cash and Other Assets Net of Liabilities -- 2.34%......          1,970,653
                                                                 -----------

  NET ASSETS -- 100.00%..................................        $84,158,360
                                                                 ===========

#  Amount represents less than 0.1%.
*  Non-income producing security.
** Cost for Federal income tax purposes is $73,206,705, and net unrealized appreciation consists of:

                   Gross unrealized appreciation 10,579,867
                   Gross unrealized depreciation (1,598,865)
                                                 ----------
                   Net unrealized appreciation..  8,981,002
                                                 ==========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Assets and Liabilities (unaudited)         April 30, 2002
--------------------------------------------------------------------------------


   ASSETS
     Investments in securities at market value (cost
      $73,206,705) (Note 1).................................... $82,187,707
     Cash......................................................   1,203,472
     Receivables:
      Capital stock sold.......................................     848,800
      Dividends and interest...................................     398,896
      Other receivables........................................       1,186
     Deferred organization costs (Note 1)......................      18,425
     Other assets..............................................      21,866
                                                                -----------
          TOTAL ASSETS.........................................  84,680,352
                                                                -----------
   LIABILITIES
     Payables:
      Capital stock redeemed...................................     268,376
     Accrued expenses..........................................     154,227
     Accrued distribution expense (Note 3).....................      25,903
     Due to Advisor............................................      73,486
                                                                -----------
          TOTAL LIABILITIES....................................     521,992
                                                                -----------
   NET ASSETS.................................................. $84,158,360
                                                                ===========
   Class A Shares
     Net assets applicable to 7,422,634 outstanding $0.001 par
      value shares (500,000,000 authorized shares)............. $74,289,804
                                                                ===========
     Net asset value and redemption price per Class A Share
      ($74,289,804 / 7,422,634 shares)......................... $     10.01
                                                                ===========
     Offering price per share ($10.01 / 0.9475)................ $     10.56
                                                                ===========
   Class B Shares
     Net assets applicable to 970,107 outstanding $0.001 par
      value shares (500,000,000 authorized shares)............. $ 9,868,556
                                                                ===========
     Net asset value and offering price per Class B Share
      ($9,868,556 / 970,107 shares)............................ $     10.17
                                                                ===========
     Redemption price per share ($10.17 x 0.9425).............. $      9.59
                                                                ===========
   SOURCE OF NET ASSETS
     At April 30, 2002, net assets consisted of:
      Paid-in capital.......................................... $75,254,434
      Undistributed net investment loss........................     (34,034)
      Accumulated net realized loss on investments.............     (43,042)
      Net unrealized appreciation on investments...............   8,981,002
                                                                -----------
          NET ASSETS........................................... $84,158,360
                                                                ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations (unaudited)  For the Six Months Ended April 30, 2002
--------------------------------------------------------------------------------


    INVESTMENT INCOME
     Dividends.................................................. $ 2,955,581
     Interest...................................................       8,898
                                                                 -----------
       TOTAL INVESTMENT INCOME..................................   2,964,479
                                                                 -----------
    EXPENSES
     Investment advisory fees (Note 3)..........................     333,021
     Transfer agent fees........................................      72,440
     Administration fees........................................      41,018
     Distribution fees -- Class A (Note 3) .....................      91,307
     Distribution fees -- Class B (Note 3)......................      38,964
     Accounting fees............................................      24,864
     Registration fees..........................................       8,683
     Legal fees.................................................       6,963
     Custodian fees.............................................       8,210
     Printing expense...........................................       6,720
     Amortization of organization costs (Note 1)................      12,040
     Auditing fees..............................................       5,363
     Directors' fees............................................       6,559
     Insurance expense..........................................       5,269
     Miscellaneous expense......................................       1,652
                                                                 -----------
       TOTAL EXPENSES...........................................     663,073
       Recoupment of waived and reimbursed expenses (Note 3)....      40,543
                                                                 -----------
       NET EXPENSES.............................................     703,616
                                                                 -----------
       NET INVESTMENT INCOME....................................   2,260,863
                                                                 -----------
    REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain from security transactions...............     237,185
     Net change in unrealized appreciation of investments.......   8,437,289
                                                                 -----------
         Net realized and unrealized gain on investments........   8,674,474
                                                                 -----------
         Net increase in net assets resulting from operations... $10,935,337
                                                                 ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                      For the Six Months
                                                            Ended          For the Year
                                                        April 30, 2002        Ended
                                                         (unaudited)     October 31, 2001
                                                      ------------------ ----------------
OPERATIONS
 Net investment income...............................    $ 2,260,863       $ 1,239,054
 Net realized gain from security transactions and
   REITs.............................................        237,185           620,050
 Net change in unrealized appreciation of
   investments.......................................      8,437,289         2,372,052
                                                         -----------       -----------
     Net increase in net assets......................     10,935,337         4,231,156
                                                         -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
     Class A.........................................     (2,060,219)       (1,092,940)
     Class B.........................................       (234,678)         (146,114)
                                                         -----------       -----------
     Total distributions from net investment
      income to shareholders.........................     (2,294,897)       (1,239,054)
                                                         -----------       -----------
 Distributions from realized gains
     Class A.........................................       (122,262)               --
     Class B.........................................        (15,168)               --
                                                         -----------       -----------
     Total distributions from realized gains to
      shareholders...................................       (137,430)               --
                                                         -----------       -----------
 Return of capital:
     Class A.........................................             --          (701,362)
     Class B.........................................             --           (93,765)
                                                         -----------       -----------
     Total distributions from net return of
      capital to shareholders........................             --          (795,127)
                                                         -----------       -----------
 Total distributions to shareholders.................     (2,432,327)       (2,034,181)
                                                         -----------       -----------
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
 Shares sold:
     Class A.........................................     24,635,774        40,460,638
     Class B.........................................      2,912,738         4,290,459
 Shares issued as reinvestment of distributions:
     Class A.........................................      1,526,562         1,248,567
     Class B.........................................        186,654           175,056
 Shares redeemed:
     Class A.........................................     (7,427,533)       (6,482,131)
     Class B.........................................       (448,630)       (1,115,389)
                                                         -----------       -----------
 Increase in net assets derived from capital
   share transactions (a)............................     21,385,565        38,577,200
                                                         -----------       -----------
     Total increase in net assets....................     29,888,575        40,774,175

NET ASSETS
 Beginning of period ................................     54,269,785        13,495,610
                                                         -----------       -----------
 End of period.......................................    $84,158,360       $54,269,785
                                                         ===========       ===========
 (a) Transactions in capital stock were:
   Shares sold:
     Class A.........................................      2,596,688         4,550,024
     Class B.........................................        301,398           463,261
   Shares issued as reinvestment of dividends:
     Class A.........................................        160,780           139,997
     Class B.........................................         19,323            19,409
   Shares redeemed:
     Class A.........................................       (768,102)         (733,154)
     Class B.........................................        (46,914)         (126,472)
                                                         -----------       -----------
      Increase in shares outstanding.................      2,263,173         4,313,065
                                                         ===========       ===========

                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                Class A        Class A        Class A        Class A
                                                             --------------  -----------    -----------    -----------
                                                              For the Six      For the        For the        For the
                                                              Months Ended   Year Ended     Year Ended     Year Ended
                                                             April 30, 2002  October 31,    October 31,    October 31,
                                                              (unaudited)       2001           2000           1999
                                                             --------------  -----------    -----------    -----------
Net Asset Value, Beginning of Period........................       8.84        $  7.41        $  7.48        $  8.66
                                                                -------        -------        -------        -------
Income from Investment Operations:
  Net investment income.....................................       0.30           0.31           0.45           0.49
  Net realized and unrealized gain/(loss) on investments....       1.20           1.63           0.15          (1.02)
                                                                -------        -------        -------        -------
     Total from investment operations.......................       1.50           1.94           0.60          (0.53)
                                                                -------        -------        -------        -------
Less Distributions:
  Distributions from net investment income..................      (0.31)         (0.31)         (0.45)         (0.53)
  Distributions from capital gains..........................      (0.02)          0.00           0.00           0.00
  Distributions from return of capital......................      (0.00)         (0.20)         (0.22)         (0.12)
                                                                -------        -------        -------        -------
     Total distributions....................................      (0.33)         (0.51)         (0.67)         (0.65)
                                                                -------        -------        -------        -------
Net Asset Value, End of Period..............................    $ 10.01        $  8.84        $  7.41        $  7.48
                                                                =======        =======        =======        =======
Total Return................................................      17.25 %/1/     26.40 %/2/      8.33 %/2/     (6.38)%/2/
Ratios/Supplemental Data
  Net assets, end of period (000)...........................    $74,290        $48,016        $10,936        $11,225
  Ratio of expenses to average net assets:
     Before expense reimbursement/2/........................       1.97 %         2.29 %         3.73 %         3.35 %
     After expense reimbursement/2/.........................       1.97 %         1.97 %         1.97 %         1.97 %
  Ratio of net investment income (loss) to average net
   assets:
     Before expense reimbursement/2/........................       6.29 %         4.12 %         4.29 %         4.17 %
     After expense reimbursement/2/.........................       6.29 %         4.44 %         6.05 %         5.55 %
  Portfolio turnover........................................       2.69 %/3/     12.04 %        21.55 %         8.15 %

                                                               Class A
                                                             ------------
                                                               For the
                                                             Period Ended
                                                             October 31,
                                                                1998*
                                                             ------------
Net Asset Value, Beginning of Period........................   $ 10.00
                                                               -------
Income from Investment Operations:
  Net investment income.....................................      0.20
  Net realized and unrealized gain/(loss) on investments....     (1.38)
                                                               -------
     Total from investment operations.......................     (1.18)
                                                               -------
Less Distributions:
  Distributions from net investment income..................     (0.16)
  Distributions from capital gains..........................      0.00
  Distributions from return of capital......................      0.00
                                                               -------
     Total distributions....................................     (0.16)
                                                               -------
Net Asset Value, End of Period..............................   $  8.66
                                                               =======
Total Return................................................    (11.78)%/1/
Ratios/Supplemental Data
  Net assets, end of period (000)...........................   $ 7,290
  Ratio of expenses to average net assets:
     Before expense reimbursement/2/........................      6.33 %
     After expense reimbursement/2/.........................      1.97 %
  Ratio of net investment income (loss) to average net
   assets:
     Before expense reimbursement/2/........................     (0.62)%
     After expense reimbursement/2/.........................      3.75 %
  Portfolio turnover........................................      0.00 %

* ClassA Shares commenced investment operations on January 9, 1998. /1 /Calculationdoes not reflect sales load and is not annualized.
/2 /Calculationdoes not reflect sales load.
/3 /Notannualized
                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               Class B        Class B       Class B       Class B        Class B
                                            --------------  -----------   -----------   -----------    ------------
                                             For the Six      For the       For the       For the        For the
                                             Months Ended   Year Ended    Year Ended    Year Ended     Period Ended
                                            April 30, 2002  October 31,   October 31,   October 31,    October 31,
                                             (unaudited)       2001          2000          1999           1998*
                                            --------------  -----------   -----------   -----------    ------------
Net Asset Value, Beginning of Period.......     $ 8.98        $ 7.53        $ 7.51        $ 8.64          $ 9.62
                                                ------        ------        ------        ------          ------
Income from Investment Operations:
 Net investment income.....................       0.25          0.28          0.40          0.40            0.15
 Net realized and unrealized gain/(loss) on
   investments.............................       1.24          1.63          0.16         (0.99)          (1.00)
                                                ------        ------        ------        ------          ------
   Total from investment operations........       1.49          1.91          0.56         (0.59)          (0.85)
                                                ------        ------        ------        ------          ------
Less Distributions:
 Distributions from net investment income..      (0.28)        (0.28)        (0.40)        (0.42)          (0.13)
 Distribution from capital gains...........      (0.02)         0.00          0.00          0.00            0.00
 Distributions from return of capital......       0.00         (0.18)        (0.14)        (0.12)           0.00
                                                ------        ------        ------        ------          ------
   Total distributions.....................      (0.30)        (0.46)        (0.54)        (0.54)          (0.13)
                                                ------        ------        ------        ------          ------
Net Asset Value, End of Period.............     $10.17        $ 8.98        $ 7.53        $ 7.51          $ 8.64
                                                ======        ======        ======        ======          ======
Total Return...............................      16.85 %/1/    25.56 %/2/     7.72 %/2/    (7.09) %/2/     (8.84)%/1/
Ratios/Supplemental Data
 Net assets, end of period (000)...........     $9,869        $6,254        $2,560        $2,645          $  669
 Ratio of expenses to average net assets:
   Before expense reimbursement/2/.........       2.67 %        2.99 %        4.43 %        4.05 %          7.03 %
   After expense reimbursement/2/..........       2.67 %        2.67 %        2.67 %        2.67 %          2.67 %
 Ratio of net investment income (loss) to
   average net assets:
   Before expense reimbursement/2/.........       5.59 %        4.72 %        3.59 %        3.47 %         (1.32)%
   After expense reimbursement/2/..........       5.59 %        5.04 %        5.35 %        4.85 %          3.05 %
 Portfolio turnover........................       2.69 %/3/    12.04 %       21.55 %        8.15 %          0.00 %

* Class B Shares commenced investment operations on March 6, 1998. /1 /Calculation does not reflect CDSC charges and is not annualized. /2 /Calculation does not reflect CDSC charges.
/3 /Not annualized
                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements (unaudited)              April 30, 2002
--------------------------------------------------------------------------------


Note 1 -- Significant Accounting Policies

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by investing in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. Security Valuation: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's equity securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distribution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $23,149,989 and $1,804,742, respectively, for the six months ended April 30, 2002.

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating expenses of Class A Shares and Class B Shares will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the six months ended April 30, 2002, advisory fees of $333,021 were paid to Spirit Management, and Spirit Management also recovered $40,543 of reimbursed expenses.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securities, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus. For the six months ended April 30, 2002, sales charges received by SSH Securities, Inc. were $1,094 for Class A shares. Certain redemptions of Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Fund's current prospectus. For the six months ended April 30, 2002, CDSCs were collected in the amount of $18,696.

Certain officers and directors of the Fund are "affiliated persons" of Spirit Management or Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund. In addition, David Lerner Associates, Inc., a registered broker-dealer associated with Spirit Management and the Distributor, received brokerage commissions of $54,875 for the six months ended April 30, 2002.

Note 4 -- Federal Income Taxes

For the period ended April 30, 2002, the fund had available for federal tax purposes an unused capital loss carryforward of $762,847, of which $59,210 expires in 2007 and $703,646 expires in 2008. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

PFPC, Inc.
211 South Gulph Road
King of Prussia, PA 19406

Custodian

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

Auditors

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                       For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

                                    SOA-SAR02



                                    [GRAPHIC]

                                     SPIRIT
                                   OF AMERICA
                                Investment Fund


                              Semi-Annual Report
                                April 30, 2002